Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies

1.  NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Golden Nugget Online Gaming, Inc. (“GNOG”, the “Company”, “we”, “our” or “us”) is an indirect subsidiary of Fertitta Entertainment, Inc. (“FEI or Parent”) which is wholly owned by Tilman J. Fertitta. We are authorized by the New Jersey Division of Gaming Enforcement (“DGE”) to operate interactive real money online gaming in New Jersey and are subject to the rules and regulations established by the DGE. We primarily operate real money online gaming within the State of New Jersey and are contracted to manage certain third parties that are also authorized to operate real money online gaming in New Jersey, for which we receive royalties and cost reimbursement.

On April 28, 2020, Golden Nugget Atlantic City, LLC (“GNAC”) a wholly owned subsidiary of our Parent, conveyed its online gaming business to GNOG. Since the online gaming business and GNAC were under common control prior to the conveyance, the assets and liabilities of GNOG were all recorded at their historical book value as of the earliest period presented. All periods have been presented as if the conveyance occurred as of the earliest period presented and the results of operations and all disclosures are prepared accordingly.

Covid‑19

During March 2020, a global pandemic was declared by the World Health Organization related to the rapidly growing outbreak of a novel strain of coronavirus (COVID‑19). The pandemic has significantly impacted the economic conditions around the world, accelerating during the last half of March 2020, as federal, state and local governments react to the public health crisis. The direct impact on us is primarily through an increase in new patrons utilizing online gaming due to closures of land-based casinos and suspensions, postponement and cancellations of major sports seasons and sporting events, although sports betting accounted for less than 1% of our revenues for 2019. The status of most of these sporting events is they are postponed or unknown as to when they will restart. Land based casinos reopened during the quarter with significant restrictions, which eased over time. However, virus cases began to increase and restrictions were reinstituted. As a result, the ultimate impact of this pandemic on our financial and operating results is unknown and will depend, in part, on the length of time that these disruptions exist and the subsequent behavior of new patrons after land-based casinos reopen fully.

Merger Transaction

On June 28, 2020, we entered into a purchase agreement (the “Purchase Agreement”) with LHGN HoldCo, LLC, a Delaware limited liability company and newly formed, wholly-owned subsidiary of Landcadia Holdings II, Inc. (Landcadia II), (“Landcadia HoldCo”). Pursuant to the Purchase Agreement, subject to the satisfaction or waiver of certain conditions set forth therein, our Parent through one of its subsidiaries, Landry’s Fertitta, LLC (“LF LLC”) will receive (i) 31,350,625 Class B membership interests in Lancadia HoldCo (the “HoldCo Class B Units”), (ii) 31,350,625 shares of a new, non-economic Class B Common Stock, par value $0.0001 per share of the newly combined company, which will entitle the holder to ten votes per share, subject to certain limitations, (iii) cash consideration in an amount of $30.0 million and (iv) the repayment of $150.0 million of the outstanding $300.0 million interest only term loan that was entered into on April 28, 2020, together with a related $24.0 million prepayment premium. Prior to the Closing, GNOG will convert into a limited liability company by merging with and into Golden Nugget Online Gaming, LLC, a New Jersey limited liability company and newly formed, wholly-owned subsidiary of GNOG Holdings (“GNOG LLC”), with GNOG LLC surviving as a direct, wholly-owned subsidiary of GNOG HoldCo.

At the closing, the newly combined entities (“New GNOG”) will be organized in an “Up-C” structure in which substantially all the assets and the business of New GNOG will be held indirectly by Landcadia HoldCo, and New GNOG’s only direct assets will consist of Class A membership interests of Landcadia HoldCo. New GNOG’s business will continue to operate through GNOG LLC. New GNOG is expected to own approximately 54.1% of the combined membership interests in Landcadia HoldCo and will control Landcadia HoldCo as the sole manager of Landcadia HoldCo in accordance with the terms of the amended and restated limited liability agreement of Landcadia HoldCo to be entered into in connection with the Closing (the “HoldCo LLC Agreement”). LF LLC is expected to own approximately 45.9% of the combined membership interests in Landcadia HoldCo, but its membership interests will carry no voting rights. Beginning six months after the Closing, each HoldCo Class B Unit to be held by LF LLC will be redeemable by Landcadia HoldCo for either one share of Class A common stock, or at Landcadia HoldCo’s election, the cash equivalent to the market value of one share of Class A common stock pursuant to the HoldCo LLC Agreement. One share of the Class B common stock held by LF LLC will be canceled for each HoldCo Class B Unit redeemed. Landcadia HoldCo will own all of the equity interests in GNOG HoldCo, which will own all of the equity interests in GNOG LLC.

Tilman J. Fertitta and Jeffries Financial Group Inc. (“JFG”) currently own 4,090,625 and 3,815,625, respectively, Class B founder shares in Landcadia II that will convert to Class A common shares upon consummation of the transaction, but following the forfeiture by JFG of two thirds of their Class B founder shares.

Upon completion of the transaction, Mr. Fertitta and his affiliates will be beneficial owner of all of the outstanding shares of Class B common stock and will control the 79.9% of the voting power of New GNOG. Pursuant to Nasdaq rules, a company of which 50% of the voting power for the election of directors is held by an individual, a group or another company will qualify as a “controlled company”. As a “controlled company”, New GNOG will not be required to comply with certain Nasdaq rules that would otherwise require it to have: (i) a board of directors comprised of a majority of independent directors; (ii) compensation of its executive officers determined by a majority of the independent directors or a compensation committee comprised solely of independent directors; (iii) a compensation committee charter which, among other things, provides the compensation committee with the authority and funding to retain compensation consultants and other advisors; and (iv) director nominees selected, or recommended for the board’s selection, either by a majority of independent directors or a nominating committee comprised solely of independent directors.

The closing of the transaction is subject to certain conditions, including, among others, approval by Landcadia II’s stockholders of the Purchase Agreement, the transaction and certain other actions related thereto. The transaction is expected to close in the fourth quarter of 2020.

Interim Financial Information

The unaudited condensed financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”), certain information and footnote disclosures normally included in annual financial statements prepared in accordance with GAAP have been omitted. Therefore, these unaudited condensed financial statements should be read in conjunction with our audited financial statements and notes thereto for the year ended December 31, 2019

In management’s opinion, these unaudited condensed financial statements contain all adjustments necessary to fairly present our financial position, results of operations, cash flows and changes in stockholders’ equity for all periods presented. Interim results for the nine months ended September 30, 2020 may not be indicative of the results that will be realized for the full year ending December 31, 2020.

Recently Issued Accounting Pronouncements

In February 2016, the FASB issued Accounting Standards Update (“ASU’) 2016‑02, “Leases (Topic 842).” This guidance requires recognition of most lease liabilities on the balance sheet to give investors, lenders, and other financial statement users a more comprehensive view of a company’s long-term financial obligations, as well as the assets it owns versus leases. ASU 2016‑02 will be effective for fiscal years beginning after December 15, 2021, and for interim periods within annual periods after December 15, 2022. In July 2018, the FASB issued ASU 2018‑11 making transition requirements less burdensome. The standard provides an option to apply the transition provisions of the new standard at its adoption date instead of at the earliest comparative period presented in the Company’s financial statements. We are currently evaluating the impact that this guidance will have on our financial statements as well as the expected adoption method. We do not believe the adoption of this standard will have a material impact on our financial statements.

1.   NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Golden Nugget Online Gaming, Inc. (“GNOG”, the “Company”, “we”, “our” or “us”) is an indirect subsidiary of Fertitta Entertainment, Inc. (“FEI or Parent”) which is wholly owned by Tilman J. Fertitta. We are authorized by the New Jersey Division of Gaming Enforcement (“DGE”) to operate interactive real money online gaming in New Jersey and are subject to the rules and regulations established by the DGE. We primarily operate real money online gaming within the State of New Jersey and are contracted to manage certain third parties that are also authorized to operate real money online gaming in New Jersey, for which we receive royalties and cost reimbursement.

On April 28, 2020, Golden Nugget Atlantic City, LLC (“GNAC”) a wholly owned subsidiary of our Parent, conveyed its online gaming business to GNOG. Since the online gaming business and GNAC were under common control prior to the conveyance, the assets and liabilities of GNOG were all recorded at their historical book value as of the earliest period presented. All periods have been presented as if the conveyance occurred as of the earliest period presented and the results of operations and all disclosures are prepared accordingly.

Basis of Presentation and Use of Estimates

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the period reported. Actual results could differ from those estimates.

Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents include cash on accounts and cash on hand. We consider short-term, highly liquid investments that have an original maturity of three months or less to be cash equivalents. Amounts held in financial institutions are in excess of FDIC insurance limits. We have not experienced any losses in such account and believe we are not exposed to any significant risks on our cash in bank accounts.

Pursuant to NJAC 13:69O‑1.3(k), a separate New Jersey bank account is maintained to segregate internet gaming patron’s funds on deposit, pending withdrawals, and active wagers. The balance in this account at December 31, 2019 and 2018 was $38.1 million and $14.6 million, respectively and is shown as restricted cash. Unrestricted cash balance at December 31, 2019 and 2018 was $0.8 million and $42 thousand, respectively.

Accounts Receivable

Receivables consist of amounts due from third party processors and online gaming operators. As of December 31, 2019, and 2018, there were $3.3 million and $2.3 million, respectively, due from gaming platform providers. Receivables are reviewed for collectability based on historical collection experience and specific review of individual accounts. Receivables are written off when they are deemed to be uncollectible. For the years ended December 31, 2019 and 2018 there was no allowance for doubtful accounts. Accounts receivables are non-interest bearing and are initially recorded at cost. Amounts written off totaled $0.2 million and $0.1 million for the years ended December 31, 2019 and 2018, respectively

Customer Deposits

Customer deposits are liabilities that relate to amounts received from customers and online betting operators and are required to be maintained to comply with regulatory requirements. As of December 31, 2019, and 2018, there were $29.2 million and $12.0 million, respectively, in deposits from customers and online gaming operators.

Financial Instruments

GAAP establishes a hierarchy for fair value measurements, such that Level 1 measurements include unadjusted quoted market prices for identical assets or liabilities in an active market, Level 2 measurements include quoted market prices for identical assets or liabilities in an active market which have been adjusted for items such as effects of restrictions for transferability and those that are not quoted but are observable through corroboration with observable market data, including quoted market prices for similar assets, and Level 3 measurements include those that are unobservable and of a highly subjective measure.

Revenue and Cost Recognition

We recognize revenue for services when the services are performed and when we have no substantive performance obligations remaining. Online real money gaming revenues are measured by the aggregate net difference between gaming wins and losses and recorded as Casino gaming revenue in the accompanying statements of operations, with liabilities recognized for funds deposited by customers before gaming play occurs. We report 100% of casino wins as revenue and our service provider’s share is reported in costs and expenses.

Jackpots, other than the incremental amount of progressive jackpots, are recognized at the time they are won by customers. We accrue the incremental amount of progressive jackpots as the progressive game is played, and the progressive jackpot amount increases, with a corresponding reduction to casino revenues. Free play and other incentives to customers related to internet gaming play are recorded as a reduction of casino gaming revenue.

We are contracted to manage multi-year market access agreements with online gaming operators that are authorized to operate real money online gaming and sports betting in New Jersey, for which we receive royalties and cost reimbursement. Initial fees received for the market access agreements and prepaid guaranteed minimum royalties are deferred and recognized over the term of the contract as the performance obligations are satisfied.

Advertising

Advertising costs are expensed as incurred during such year. Advertising expenses were $9.3 million and $8.2 million, in 2019 and 2018, respectively.

Gaming Tax

The Company remits monthly to the State of New Jersey a tax equal to 15% of gross internet gaming revenue and a tax equal to 13% of gross internet sports wagering revenue, as defined. As required by the provisions of the New Jersey Casino Control Act (the “Act”), New Jersey casino licensees must pay an investment alternative tax of 2.5% of gross casino revenues and 5.0% of internet gaming revenues as defined in the Act. However, pursuant to contracts with the New Jersey Casino Reinvestment Development Authority (“CRDA”), GNAC pays 1.25% of its gross casino revenues and 2.5% of internet gaming revenues to the CRDA (the “CRDA Payment”) to fund qualified investments as defined in the Act. Gaming tax expense was $10.0 million and $8.5 million for the years ended December 31, 2019 and 2018, respectively.

Income Taxes

We are subject to a tax sharing agreement with certain FEI owned companies. We record tax assets and liabilities associated with temporary differences on a separate return basis in accordance with GAAP.

We follow the liability method of accounting for income taxes. Under this method, deferred income taxes are recorded based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the underlying assets are realized or liabilities are settled. A valuation allowance reduces deferred tax assets when it is more likely than not that some or all of the deferred tax assets will not be realized.

We use a recognition threshold of more-likely-than-not, and a measurement attribute for all tax positions taken or expected to be taken on a tax return, in order to be recognized in the financial statements. Accordingly, we report a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. We recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

Adopted Accounting Pronouncements

On January 1, 2018, the Company adopted Accounting Standards Update (“ASU”) 2014‑09 “Revenue from Contracts with Customers (Topic 606).” ASU 2014‑09 provides a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and eliminates existing industry guidance. Under ASU 2014‑09, revenue is recognized in an amount that reflects the consideration an entity expects to receive for the transfer of goods and services. The standard also requires additional disclosures about the nature, timing and uncertainty of revenue and cash flows arising from contracts with customers. The adoption of this standard in 2018 did not have a material impact on our financial statements.

In October 2016, the FASB issued ASU 2016‑16, “Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory.” The update provides guidance on the income tax consequences of an intra-entity transfer of an asset other than inventory. The guidance is effective for annual reporting periods beginning after December 15, 2018 and interim reporting periods within annual periods after December 15, 2019. Early adoption is permitted for any entity as of the beginning of an annual reporting period for which financial statements (interim or annual) have not been issued or made available for issuance. We adopted this standard in 2019 and it did not have a material impact our financial statements.

Recently Issued Accounting Pronouncements

In February 2016, the FASB issued ASU 2016‑02, “Leases (Topic 842).” This guidance requires recognition of most lease liabilities on the balance sheet to give investors, lenders, and other financial statement users a more comprehensive view of a company’s long-term financial obligations, as well as the assets it owns versus leases. ASU 2016‑02 will be effective for fiscal years beginning after December 15, 2021, and for interim periods within annual periods after December 15, 2022. In July 2018, the FASB issued ASU 2018‑11 making transition requirements less burdensome. The standard provides an option to apply the transition provisions of the new standard at its adoption date instead of at the earliest comparative period presented in the Company’s financial statements. We are currently evaluating the impact that this guidance will have on our financial statements as well as the expected adoption method. We do not believe the adoption of this standard will have a material impact on our financial statements.

In August 2018, the FASB issued ASU 2018‑13, “Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement.” This update modifies fair value measurement disclosure requirements including (i) removing certain disclosure requirements such as the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, (ii) modifying certain disclosure requirements, and (iii) adding certain disclosure requirements such as changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period. The amendments in this update are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. We do not believe this standard will materially impact our financial statements.

Landcadia Holdings II, Inc
Summary of Significant Accounting Policies

2.     Summary of Significant Accounting Policies

Principals of Consolidation and Basis of Presentation

Our consolidated  financial statements include the accounts of Landcadia Holdings II, Inc. and all subsidiaries in which we hold a controlling financial interest. These unaudited consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC. The interim financial information provided is unaudited, but includes all adjustments which management considers necessary for the fair presentation of the results for these periods. Operating results for interim periods are not necessarily indicative of the results that may be expected for the full year period and should be read in conjunction with the Company’s audited financial statements and notes thereto included in the Company’s Form 10‑K filed with the SEC on March 27, 2020.

Use of Estimates

The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Cash and Cash equivalents

The Company considers cash equivalents to be all short-term investments with an original maturity of three months or less when purchased.

Cash consists of proceeds from the Public Offering and Private Placement held outside of the Trust Account and may be used to pay for business, legal and accounting due diligence for the Business Combination and continuing general and administrative expenses.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts with a financial institution which may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and the Company believes that it is not exposed to significant risks on such accounts.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the FASB ASC 820, “Fair Value Measurement and Disclosures,” approximates the carrying amounts represented in the balance sheet.

Offering Costs

The Company complies with the requirements of FASB ASC 340-10-S99-1 and SEC Staff Accounting Bulletin ("SAB") Topic 5A-"Expenses of Offering." Offering costs of approximately $700,000 consisted of costs incurred for legal, accounting, and other costs incurred in connection with the formation and preparation of the Public Offering. These costs, together with $17,393,750 in underwriting commissions, were charged to additional paid-in capital upon the closing of the Public Offering.

Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities were $160,912 and $289,830 as of September 30, 2020 and December 31, 2019, respectively. Accounts payable and accrued liabilities on September 30, 2020 primarily consist of Delaware franchise tax expenses and other general and administrative costs.

Loss Per Common Share

Basic loss per common share is computed by dividing net income applicable to common stockholders by the weighted average number of common shares outstanding during the period. All shares of Class B common stock are assumed to convert to shares of Class A common stock on a one-for-one basis. Consistent with FASB ASC 480, shares of Class A common stock subject to possible redemption, as well as their pro rata share of undistributed trust earnings consistent with the two-class method, have been excluded from the calculation of loss per common share for the three and nine months ended September 30, 2020. Such shares, if redeemed, only participate in their pro rata share of trust earnings, see Note 3. Diluted loss per share includes the incremental number of shares of common stock to be issued in connection with the conversion of Class B common stock or to settle warrants, as calculated using the treasury stock method. For the three and nine months ending September 30, 2020 and 2019, the Company did not have any dilutive warrants, securities or other contracts that could, potentially, be exercised or converted into common stock. As a result, diluted loss per common share is the same as basic loss per common share for all periods presented. In accordance with FASB ASC 260, the loss per share calculation reflects the effect of the stock splits as discussed in Note 3.

A reconciliation of net loss per common share as adjusted for the portion of income that is attributable to common stock subject to redemption is as follows:

	Three months ended		Nine months ended
	September 30,		September 30,
	2020	2019	2020	2019
Numerator:
Net income (loss) - basic and diluted	$(240,403)	$1,181,113	$570,078	$2,002,647
Less: Income attributable to common stock subject to possible redemption	(78,007)	(1,237,769)	(1,215,403)	(2,139,843)
Net loss available to common shares	$(318,410)	$(56,656)	$(645,325)	$(137,196)
Denominator:
Weighted average number of shares - basic	9,392,586	9,341,939	9,371,540	7,589,177
Warrants	—	—	—	—
Weighted average number of shares - diluted	9,392,586	9,341,939	9,371,540	7,589,177
Basic and diluted loss available to common shares	$(0.03)	$(0.01)	$(0.07)	$(0.02)

Income Taxes

The Company complies with the accounting and reporting requirements of FASB ASC 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

There were no unrecognized tax benefits as of September 30, 2020 and December 31, 2019. FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties at September 30, 2020 and December 31, 2019. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities for years after 2015.

On March 27, 2020, President Trump signed the Coronavirus Aid, Relief, and Economic Security Act ("CARES Act") into law. The Cares Act includes several significant business tax provisions that, among other things, eliminates the taxable income limit for certain net operating losses ("NOL") and allows businesses to carryback NOLs arising in 2018, 2019, and 2020 to the five prior years; suspends the excess business loss rules; accelerates refunds of previously generated corporate alternative minimum tax credits; adjusts business interest limitations under IRC section 163(j) from 30% to 50%; and addresses other technical corrections included in the Tax Cuts and Jobs Act tax provisions. The Company is still evaluating the impact, if any, of the CARES Act on its financial position, results of operations  and cash flows.

The effective tax rate was 21.0% for all periods presented.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

2.    Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements include the accounts of the Company and have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Use of Estimates

The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the "Securities Act"), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accountant standards used.

Cash and Cash equivalents

The Company considers cash equivalents to be all short-term investments with an original maturity of three months or less when purchased.

Cash consists of proceeds from the Public Offering and Private Placement held outside of the Trust Account and may be used to pay for business, legal and accounting due diligence for the Business Combination and continuing general and administrative expenses.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts with a financial institution which may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and the Company believes that it is not exposed to significant risks on such accounts.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the FASB ASC 820, “Fair Value Measurement and Disclosures,” approximates the carrying amounts represented in the balance sheet.

Offering Costs

The Company complies with the requirements of FASB ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A-“Expenses of Offering.” Offering costs of approximately $700,000 consisted of costs incurred for legal, accounting, and other costs incurred in connection with the formation and preparation of the Public Offering. These costs, together with $17,393,750 in underwriting commissions, were charged to additional paid-in capital upon the closing of the Public Offering.

Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities were $289,830 as of December 31, 2019, and primarily consist of Delaware franchise tax expenses for 2019 and costs incurred for the formation and preparation of the Public Offering with corresponding amounts charged to Offering costs.

Loss Per Common Share

Basic loss per common share is computed by dividing net income applicable to common stockholders by the weighted average number of common shares outstanding during the period. All shares of Class B common stock are assumed to convert to shares of Class A common stock on a one-for-one basis. Consistent with FASB ASC 480, shares of Class A common stock subject to possible redemption, as well as their pro rata share of undistributed trust earnings consistent with the two-class method, have been excluded from the calculation of loss per common share for the years ended December 31, 2019, 2018 and 2017. Such shares, if redeemed, only participate in their pro rata share of trust earnings, see Note 3. Diluted loss per share includes the incremental number of shares of common stock to be issued in connection with the conversion of Class B common stock or to settle warrants, as calculated using the treasury stock method. For the years ended December 31, 2019, 2018 and 2017, the Company did not have any dilutive warrants, securities or other contracts that could, potentially, be exercised or converted into common stock. As a result, diluted loss per common share is the same as basic loss per common share for all periods presented. Further, in accordance with FASB ASC 260, the loss per share calculation reflects the effect of the stock splits as discussed in Note 3 for all periods presented.

See Note 6 for further information.

Income Taxes

The Company complies with the accounting and reporting requirements of FASB ASC, 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

There were no unrecognized tax benefits as of December 31, 2019, 2018 and 2017. FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties at December 31, 2019, 2018 and 2017. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by Federal and State taxing authorities for years after 2015.

On December 22, 2017 the U.S. Tax Cuts and Jobs Act of 2017 (“Tax Reform”) was signed into law. As a result of the Tax Reform, the U.S. statutory tax rate was lowered from 35% to 21% effective January 1, 2018, among other changes. The Company converted to a corporation in February 2019, therefore this Tax Reform has no effect on the Company’s financial statements.

See Note 7 for further information.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.